TANGIBLE FIXED ASSETS	12 Months Ended
Dec. 31, 2022
TANGIBLE FIXED ASSETS
TANGIBLE FIXED ASSETS

19.TANGIBLE FIXED ASSETS

			Mining and		Assets
	Right of	Office	Computer	Machine	Under	Data centre
	use Assets	Equipment	Equipment	components	Construction	Improvements	Data centres	Equipment	Total
Group	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At 1 January 2022	358	49	58,499	—	61,306	85	10,466	—	130,763

Foreign exchange movement - cost	17	—	2,744	—	7,287	4	560	—	10,612
Additions	75	—	117,246	17,364	—	7	—	86	134,779
Transfers to another class - cost	—	—	—	—	(68,593)	—	68,593	—	—
Disposals	—	(2)	(60,809)	—	—	—	(68,593)	—	(129,404)
At 31 December 2022	450	47	117,680	17,364	—	96	11,026	86	146,749

Depreciation and impairment
At 1 January 2022	8	—	18,507	—	—	65	229	—	18,809
Foreign exchange movement	—	—	868	—	—	3	11	—	882
Depreciation charged during the period	7	14	16,549	—	—	19	6,846	12	23,448
Impairment in asset	—	—	29,797	15,121	—	—	225	—	45,143
Disposals	—	—	—	—	—	—	(5,817)	—	(5,817)
At 31 December 2022	15	14	65,721	15,121	—	87	1,494	12	82,464

Carrying amount
At 1 January 2022	350	49	39,992	—	61,306	20	10,237	—	111,954
At 31 December 2022	435	33	51,959	2,244	—	9	9,532	74	64,285

	Right of use Assets	Office Equipment	Mining and Computer Equipment	Assets Under Construction	Data centre Improvements	Data centres	Total
Group	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At 1 January 2021	7,379	—	17,865	—	85	—	25,329

Foreign exchange movement	—	—	(62)	—	—	—	(62)
Acquisition through business combination	358	—	—	12,180	—	10,466	23,004
Additions	—	49	33,317	49,126	—	—	82,492
Transfer to another class	(7,379)	—	7,379	—	—	—	—
At 31 December 2021	358	49	58,499	61,306	85	10,466	130,763

Depreciation and impairment
At 1 January 2021	—	—	7,443	—	48	—	7,491
Foreign exchange movement	—	—	(65)	—	—	—	(65)
Depreciation charged during the period	3,281	—	7,856	—	17	229	11,383
Transfer to another class	(3,273)	—	3,273	—	—	—	—
At 31 December 2021	8	—	18,507	—	65	229	18,810

Carrying amount
At 1 January 2021	7,379	—	10,422	—	—	—	17,833
At 31 December 2021	350	49	39,992	61,306	20	10,237	111,954

All property, plant and equipment is owned by the subsidiary, Argo Innovation Labs Inc. During the year, the lease for the right of use assets was settle by purchasing the mining equipment. Book balances were transferred to mining and computer equipment.

Acquisition of DPN LLC

On 8 March 2021 the Group completed the acquisition of DPN LLC to acquire 160 acres (with option to purchase a further 157 acres) of land in West Texas for the construction of a 200MW mining facility for completion mid-2022.

The acquisition of DPN LLC, effectively comprising the land acquisition in West Texas, has been treated as an asset acquisition in the financial statements. The consideration for the acquisition was an initial price of GBP 3.6m, satisfied by the issue and allotment to the shareholders of DPN LLC of 3,497,817 new ordinary shares in Argo, with up to a further 8.6m of shares payable if certain contractual milestones related to the facility are fulfilled.

Initial issue and allotment of GBP 3.6m has been recognised based on estimated fair value of assets received at acquisition in line with IFRS 2 Share based payments. Contingent consideration balance of this business combination has been subsequently measured at fair value with changes recognised in profit and loss in line with IFRS 9. Fair value of assets acquired was assessed in line with independent valuations of site by CBRE as well as external financial due diligence and financial modelling. Financial models used historical power purchase assumptions for the area and the Company’s internal hash rate and Bitcoin pricing assumptions to help the Company evaluate the financial benefits of developing a Bitcoin mining operation on the land. Work performed by DPN LLC from August 2019, when it purchased the land, to March 2021, when it sold the land to the Company, to prepare for a Bitcoin mining operation added to the value of the land for that purpose.

Consideration at 8 March 2021

£’000
Share based payment	3,521
Contingent consideration to be settled in shares	8,659
Total	12,180

Allocated as follows

£’000
Tangible fixed assets (Asset under construction)	12,180
Total	12,180

Property, Plant and Equipment Impairments and Loss on Sale of Subsidiary

The Group has a single line of business, crypto mining. As such, the Group has one cash generating unit (CGU). At each reporting date, the Group assesses whether there is an indication that an asset may be impaired. If an indication exists, the Group estimates an asset’s recoverable amount. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs of disposal and its value in use. When the carrying value of an asset or CGU exceed its recoverable amount, the asset is considered impaired and is written down to its recoverable amount.

In assessing fair value of Mining and Computer Equipment, the Group used readily available tera hash pricing ("hashprice") less a 15% discount for used equipment. In assessing value in use, the discounted estimated future cash flows over the useful life of the mining machines using a pre-tax discount rate of 23.28%. As a result of the analysis, an impairment of £24 million was recorded. A 5% change in the hashprice has a £6.1million impact on the impact of the impairment. A 1% change in the discount rate has a of £1.1 million impact on the impairment.

In assessing the recoverable amount of the CGU, the Group calculated the discounted cash flows of the CGU using a terminal growth rate of 3%. The pre-tax discount rate used was 23%. As a result of this analysis, an impairment of £5.8 million was recorded which has also been attributed to Mining and Computer Equipment.

Impairment of Chips

In assessing the fair value of machine components, the Group used readily available chip set prices and management’s estimate of other components in the chip sets to determine the value of chips on hand. As a result of this analysis, an impairment of £15 million was recorded.

Loss on Sale

During the year, the Group sold chips that were previously purchased. The proceeds on these chip sales were £10,029 and the group recorded a loss on disposal of fixed assets of £18,779.

Mining Machine Swap

In March 2022, the Group entered into an agreement to exchange mining machines and terminate a hosting agreement. With the completion of Helios, the Group no longer required third party hosting services. The agreement provided the hosting provider with ownership of the Group's machines at their facilities in exchange for new mining machines for our Helios facility. The hash rate between the two groups of mining machines was similar.This transaction lacks commercial substance, therefore, IFRS 16 requires the mining machines acquired be recorded at the book value of the mining machines transferred to the hosting service provider.